Shareholder Report, Average Annual Return (Details) 74200007100_Franklin Federal Limited-Term Tax-Free Income Fund_Class A1_TSR Annual {Class A1}	12 Months Ended	60 Months Ended	120 Months Ended
	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026
Class A1
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A1 (with sales charge)
Average Annual Return, Percent	2.02%	1.45%	1.42%
Without Sales Load [Member] | Class A1
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A1
Average Annual Return, Percent	4.39%	1.91%	1.65%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.96%	1.44%	2.43%
Bloomberg Municipal Short -5 Years Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Short 1-5 Years Index
Average Annual Return, Percent	4.35%	1.67%	1.71%